Stock Incentive Plans	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
Stock Incentive Plans

NOTE 6. STOCK INCENTIVE PLAN

In October 2012, the Company’s Board of Directors adopted and Bimini, then the Company’s sole stockholder, approved, the Orchid Island Capital, Inc. 2012 Equity Incentive Plan (the “Incentive Plan”) to recruit and retain employees, directors and other service providers, including employees of the Manager and other affiliates. The Incentive Plan provides for the award of stock options, stock appreciation rights, stock award, performance units, other equity-based awards (and dividend equivalents with respect to awards of performance units and other equity-based awards) and incentive awards. The Incentive Plan is administered by the Compensation Committee of the Company’s Board of Directors except that the Company’s full Board of Directors will administer awards made to directors who are not employees of the Company or its affiliates. The Incentive Plan provides for awards of up to an aggregate of 10% of the issued and outstanding shares of our common stock (on a fully diluted basis) at the time of the awards, subject to a maximum aggregate 4,000,000 shares of the Company’s common stock that may be issued under the Incentive Plan. To date, no awards have been made under the Incentive Plan.